Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street U.S. Equity V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

State Street Income V.I.S. Fund

State Street Total Return V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street U.S. Equity V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street U.S. Equity V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street S&P 500 Index V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street S&P 500 Index V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Premier Growth Equity V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Premier Growth Equity V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Small-Cap Equity V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Small-Cap Equity V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Income V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Income V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Total Return V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Total Return V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Real Estate Securities V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

State Street Real Estate Securities V.I.S. Fund

(each a “Fund,” and collectively the “Funds”)

Supplement dated April 3, 2020 to the Summary Prospectuses and Prospectus,

each dated May 1, 2019, as may be revised and/or supplemented from time to time

1.	Effective immediately, “Securities Market Risk” included in each “Principal Risks” section of the Prospectus and each Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.